Impairment on Prepayment for Equipment and Other Assets - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2011
Impaired Long-Lived Assets Held and Used [Line Items]
Prepayment made to supplier		¥ 11.8	¥ 20.0
Impairment on prepayment for equipment	¥ 3.6